Share Capital and Share Premium - Schedule of Share Capital Stock and Share Premium Amounts (Details) - USD ($)		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2023
Schedule of Share Capital Stock and Share Premium Amounts [Line Items]
Number of shares, Beginning balance (in Shares)	31,000,000	37,563,768
Shares issued amount, Beginning balance	$ 310,000	$ 375,641
Shares to be issued amount, Beginning balance		3,068
Treasury Shares, Beginning balance
Share Premium, Beginning balance	7,290,000	66,996,982
Cost of own shares held, Beginning balance		$ (303,768)
Number of shares, Ending balance (in Shares)		38,440,602	37,563,768
Shares issued amount, Ending balance		$ 385,641	$ 375,641
Shares to be issued amount, Ending balance		3,068	3,068
Treasury Shares, Ending balance		(1,232)
Share Premium, Ending balance		69,159,382	66,996,982
Cost of own shares held, Ending balance		$ (303,768)
Number of shares, Settlement with shareholders (addition of treasury shares) (in Shares)		(123,166)
Shares issued amount, Settlement with shareholders (addition of treasury shares)
Shares to be issued amount, Settlement with shareholders (addition of treasury shares)
Treasury Shares, Settlement with shareholders (addition of treasury shares)		(1,232)
Share Premium, Settlement with shareholders (addition of treasury shares)
Cost of own shares held, Settlement with shareholders (addition of treasury shares)		$ (303,768)
Number of shares, Issue of share capital (in Shares)		1,000,000	3,519
Shares issued amount, Issue of share capital		$ 10,000	$ 36
Shares to be issued amount, Issue of share capital
Treasury Shares, Issue of share capital
Share Premium, Issue of share capital		2,162,400	10,647
Cost of own shares held, Issue of share capital
Number of shares, From business acquisition (in Shares)
Shares issued amount, From business acquisition
Shares to be issued amount, From business acquisition			641
Treasury Shares, From business acquisition
Share Premium, From business acquisition			217,275
Cost of own shares held, From business acquisition
Number of shares, Equity settled share-based payment (in Shares)			232,523
Shares issued amount, Equity settled share-based payment			$ 2,326
Shares to be issued amount, Equity settled share-based payment			2,427
Treasury Shares, Equity settled share-based payment
Share Premium, Equity settled share-based payment			593,684
Cost of own shares held, Equity settled share-based payment
Issue of share capital (Moolec Science shares) [Member]
Schedule of Share Capital Stock and Share Premium Amounts [Line Items]
Number of shares, Issue of share capital (in Shares)			1,500,000
Shares issued amount, Issue of share capital			$ 15,000
Shares to be issued amount, Issue of share capital
Treasury Shares, Issue of share capital
Share Premium, Issue of share capital			8,105,000
Cost of own shares held, Issue of share capital
Issue of share capital (SAFE shares) [Member]
Schedule of Share Capital Stock and Share Premium Amounts [Line Items]
Number of shares, Issue of share capital (in Shares)			262,260
Shares issued amount, Issue of share capital			$ 2,623
Shares to be issued amount, Issue of share capital
Treasury Shares, Issue of share capital
Share Premium, Issue of share capital			3,170,723
Cost of own shares held, Issue of share capital
Issue of share capital (LightJump shares) [Member]
Schedule of Share Capital Stock and Share Premium Amounts [Line Items]
Number of shares, Issue of share capital (in Shares)			3,363,810
Shares issued amount, Issue of share capital			$ 33,639
Shares to be issued amount, Issue of share capital
Treasury Shares, Issue of share capital
Share Premium, Issue of share capital			39,610,630
Cost of own shares held, Issue of share capital
Issue of share capital (Backstop shares) [Member]
Schedule of Share Capital Stock and Share Premium Amounts [Line Items]
Number of shares, Issue of share capital (in Shares)			1,201,656
Shares issued amount, Issue of share capital			$ 12,017
Shares to be issued amount, Issue of share capital
Treasury Shares, Issue of share capital
Share Premium, Issue of share capital			7,999,023
Cost of own shares held, Issue of share capital